Schedule of Investments (unaudited)	iShares® Global Financials ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.3%
ASX Ltd.	78,909	$4,600,055
Australia & New Zealand Banking Group Ltd.	1,104,694	23,317,779
Commonwealth Bank of Australia	687,775	51,502,390
Insurance Australia Group Ltd.	939,888	3,634,037
Macquarie Group Ltd.	132,982	15,580,353
Medibank Pvt Ltd.	1,072,812	2,543,448
National Australia Bank Ltd.	1,282,238	25,207,280
QBE Insurance Group Ltd.	581,785	4,694,746
Suncorp Group Ltd.	492,651	4,101,449
Westpac Banking Corp.	1,425,317	27,582,449
		162,763,986
Austria — 0.1%
Erste Group Bank AG	113,813	4,183,921

Belgium — 0.6%
Ageas SA/NV	72,646	4,037,024
Groupe Bruxelles Lambert SA	48,173	5,393,992
KBC Group NV	130,572	9,969,344
		19,400,360
Bermuda — 0.0%
Brookfield Asset Management Reinsurance Partners Ltd., Class A(a)	3,754	198,346

Brazil — 0.4%
B3 SA - Brasil, Bolsa, Balcao	2,337,529	7,904,869
Banco do Brasil SA	542,485	3,504,372
		11,409,241
Canada — 8.2%
Bank of Montreal	252,272	25,858,083
Bank of Nova Scotia (The)	471,170	30,643,535
Brookfield Asset Management Inc., Class A	545,630	27,836,109
Canadian Imperial Bank of Commerce	174,032	19,810,952
Manulife Financial Corp.	754,454	14,850,498
National Bank of Canada	130,995	9,803,490
Power Corp. of Canada	218,106	6,893,670
Royal Bank of Canada	550,749	55,799,102
Sun Life Financial Inc.	225,344	11,619,868
Toronto-Dominion Bank (The)	705,344	49,429,843
		252,545,150
Chile — 0.1%
Banco de Chile, ADR(b)	80,486	1,589,599
Banco Santander Chile, ADR	65,222	1,295,961
		2,885,560
China — 3.2%
Bank of China Ltd., Class H	30,205,000	10,845,479
China Construction Bank Corp., Class H	38,448,720	30,170,838
China Life Insurance Co. Ltd., Class H	2,934,000	5,817,001
China Merchants Bank Co. Ltd., Class H	1,484,500	12,645,251
Industrial & Commercial Bank of China Ltd., Class H	29,111,000	17,059,598
Ping An Insurance Group Co. of China Ltd., Class H	2,151,000	21,026,879
		97,565,046
Colombia — 0.0%
Bancolombia SA, ADR	42,958	1,237,190

Denmark — 0.1%
Danske Bank A/S	268,806	4,733,921
Security	Shares	Value

Finland — 0.8%
Nordea Bank Abp	1,323,435	$14,829,965
Sampo OYJ, Class A	198,846	9,143,841
		23,973,806
France — 2.2%
AXA SA	807,802	20,511,979
BNP Paribas SA	448,796	28,166,271
Credit Agricole SA	494,192	6,928,368
SCOR SE(a)	61,291	1,951,208
Societe Generale SA	305,570	9,039,186
		66,597,012
Germany — 2.7%
Allianz SE, Registered	159,841	39,889,402
Commerzbank AG(a)	398,770	2,831,935
Deutsche Bank AG, Registered(a)	801,579	10,450,734
Deutsche Boerse AG	74,665	13,032,496
Hannover Rueck SE	23,381	3,914,164
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	54,362	14,898,487
Zalando SE, NVS	81	9,841
		85,027,059
Hong Kong — 2.9%
AIA Group Ltd.	4,743,000	58,839,642
Hang Seng Bank Ltd.(b)	322,300	6,429,150
Hong Kong Exchanges & Clearing Ltd.	408,500	24,317,895
		89,586,687
Italy — 1.5%
Assicurazioni Generali SpA	477,558	9,587,787
FinecoBank Banca Fineco SpA(a)	164,458	2,870,010
Intesa Sanpaolo SpA	6,946,013	19,215,006
Mediobanca Banca di Credito Finanziario SpA(a)	295,193	3,453,802
UniCredit SpA	830,510	9,818,866
		44,945,471
Japan — 4.0%
Dai-ichi Life Holdings Inc.	441,900	8,130,611
Daiwa Securities Group Inc.	591,500	3,249,459
Japan Exchange Group Inc.	209,300	4,662,357
Mitsubishi UFJ Financial Group Inc.	5,045,900	27,178,509
Mizuho Financial Group Inc.	983,010	14,088,989
MS&AD Insurance Group Holdings Inc.	184,300	5,328,518
Nomura Holdings Inc.	1,090,000	5,547,539
ORIX Corp.	494,000	8,349,389
Resona Holdings Inc.	931,000	3,589,612
Sompo Holdings Inc.	145,100	5,374,247
Sumitomo Mitsui Financial Group Inc.	537,800	18,539,023
Sumitomo Mitsui Trust Holdings Inc.	142,927	4,559,401
T&D Holdings Inc.	239,600	3,109,260
Tokio Marine Holdings Inc.	269,700	12,422,445
		124,129,359
Malta — 0.0%
BGP Holdings PLC, NVS(a)(c)	608,993	7

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	949,117	6,130,646

Netherlands — 1.2%
ABN AMRO Bank NV, CVA(a)(d)	162,349	1,967,241
Aegon NV	537,990	2,237,561
Euronext NV(d)	39,018	4,244,702
EXOR NV	46,627	3,741,975

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
ING Groep NV	1,524,303	$20,234,132
NN Group NV	122,626	5,792,770
		38,218,381
Norway — 0.2%
DNB ASA	342,244	7,458,937

Peru — 0.1%
Credicorp Ltd.(a)	23,826	2,885,567

Singapore — 1.3%
DBS Group Holdings Ltd.	692,100	15,397,356
Oversea-Chinese Banking Corp. Ltd.	1,561,700	13,917,462
United Overseas Bank Ltd.	596,300	11,483,185
		40,798,003
South Korea — 0.5%
KB Financial Group Inc., ADR(a)	150,781	7,433,503
Shinhan Financial Group Co. Ltd., ADR(a)(b)	191,346	6,859,754
		14,293,257
Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	2,592,909	16,083,766
Banco Santander SA	6,749,492	25,817,174
CaixaBank SA	1,676,855	5,162,543
		47,063,483
Sweden — 1.5%
Industrivarden AB, Class A	68,508	2,681,017
Industrivarden AB, Class C	62,882	2,316,138
Investor AB, Class B	710,845	16,487,830
Kinnevik AB, Class B	93,174	3,754,276
Skandinaviska Enskilda Banken AB, Class A	615,921	8,011,286
Svenska Handelsbanken AB, Class A	594,515	6,752,900
Swedbank AB, Class A	357,299	6,693,418
		46,696,865
Switzerland — 3.0%
Baloise Holding AG, Registered	18,355	2,865,904
Credit Suisse Group AG, Registered	939,313	9,832,659
Julius Baer Group Ltd.	89,598	5,851,930
Partners Group Holding AG	7,498	11,366,568
Swiss Life Holding AG, Registered	12,435	6,049,047
Swiss Re AG	108,231	9,775,706
UBS Group AG, Registered	1,505,270	23,056,559
Zurich Insurance Group AG	58,097	23,335,536
		92,133,909
Taiwan — 0.2%
CTBC Financial Holding Co. Ltd.	7,435,000	6,054,572

United Kingdom — 5.5%
3i Group PLC	382,713	6,210,998
Admiral Group PLC	101,838	4,431,188
Aviva PLC	1,518,427	8,524,380
Barclays PLC	6,223,832	14,769,635
Direct Line Insurance Group PLC	506,154	1,996,378
Hargreaves Lansdown PLC	107,911	2,374,516
HSBC Holdings PLC	8,031,271	46,352,522
Legal & General Group PLC	2,288,873	8,165,748
Lloyds Banking Group PLC	27,341,470	17,685,993
London Stock Exchange Group PLC	125,876	13,910,608
M&G PLC	1,013,872	3,211,847
Natwest Group PLC	2,092,896	5,889,989
Prudential PLC	1,006,702	19,153,279
Schroders PLC	53,086	2,581,772
Security	Shares	Value

United Kingdom (continued)
St. James’s Place PLC	222,945	$4,558,491
Standard Chartered PLC	1,015,496	6,480,694
Standard Life Aberdeen PLC	864,954	3,244,880
		169,542,918
United States — 51.5%
Aflac Inc.	246,431	13,223,487
Allstate Corp. (The)	115,461	15,060,733
American Express Co.	252,669	41,748,499
American International Group Inc.	330,240	15,719,424
Ameriprise Financial Inc.	45,381	11,294,423
Aon PLC, Class A	87,854	20,976,021
Arthur J Gallagher & Co.	79,659	11,158,633
Assurant Inc.	23,340	3,645,241
Bank of America Corp.	2,926,869	120,674,809
Bank of New York Mellon Corp. (The)	313,812	16,076,589
Berkshire Hathaway Inc., Class B(a)	736,601	204,716,150
BlackRock Inc.(e)	54,912	48,046,353
Capital One Financial Corp.	175,446	27,139,742
Cboe Global Markets Inc.	41,798	4,976,052
Charles Schwab Corp. (The)	585,035	42,596,398
Chubb Ltd.	174,345	27,710,394
Cincinnati Financial Corp.	58,583	6,831,949
Citigroup Inc.	801,824	56,729,048
Citizens Financial Group Inc.	165,612	7,596,622
CME Group Inc.	139,523	29,673,752
Comerica Inc.	54,679	3,900,800
Discover Financial Services	118,265	13,989,567
Everest Re Group Ltd.	15,072	3,798,295
Fifth Third Bancorp.	273,792	10,467,068
First Republic Bank/CA	69,278	12,966,763
Franklin Resources Inc.	106,377	3,403,000
Globe Life Inc.	37,368	3,559,302
Goldman Sachs Group Inc. (The)	132,587	50,320,744
Hartford Financial Services Group Inc. (The)	140,128	8,683,732
Huntington Bancshares Inc./OH	565,613	8,071,297
Intercontinental Exchange Inc.	218,858	25,978,445
Invesco Ltd.	148,372	3,965,984
JPMorgan Chase & Co.	1,174,987	182,757,478
KeyCorp.	373,198	7,706,539
Lincoln National Corp.	69,246	4,351,419
Loews Corp.	86,425	4,723,126
M&T Bank Corp.	49,565	7,202,290
MarketAxess Holdings Inc.	14,746	6,836,098
Marsh & McLennan Companies Inc.	197,404	27,770,795
MetLife Inc.	288,763	17,282,466
Moody’s Corp.	62,627	22,694,146
Morgan Stanley	580,106	53,189,919
MSCI Inc.	32,101	17,112,401
Nasdaq Inc.	44,531	7,828,550
Northern Trust Corp.	81,128	9,380,019
People’s United Financial Inc.	160,742	2,755,118
PNC Financial Services Group Inc. (The)	164,012	31,286,929
Principal Financial Group Inc.	97,083	6,134,675
Progressive Corp. (The)	226,822	22,276,189
Prudential Financial Inc.	153,474	15,726,481
Raymond James Financial Inc.	48,097	6,247,800
Regions Financial Corp.	374,143	7,550,206
S&P Global Inc.	94,043	38,599,949
State Street Corp.	135,777	11,171,732
SVB Financial Group(a)	21,264	11,831,927

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Synchrony Financial	209,286	$10,154,557
T Rowe Price Group Inc.	88,300	17,480,751
Travelers Companies Inc. (The)	97,501	14,596,875
Truist Financial Corp.	523,689	29,064,739
U.S. Bancorp.	525,833	29,956,706
Unum Group	79,614	2,261,038
W R Berkley Corp.	52,555	3,911,669
Wells Fargo & Co.	1,602,894	72,595,069
Willis Towers Watson PLC	49,977	11,495,709
Zions Bancorp. NA	64,485	3,408,677
		1,592,041,358

Total Common Stocks — 98.8%
(Cost: $3,143,507,012)		3,054,500,018

Preferred Stocks

Brazil — 0.8%
Banco Bradesco SA, Preference Shares, ADR	1,893,338	9,712,824
Itau Unibanco Holding SA, Preference Shares, ADR	1,887,949	11,346,574
Itausa SA, Preference Shares, NVS	1,681,393	3,769,257
		24,828,655

Total Preferred Stocks — 0.8%
(Cost: $24,473,226)		24,828,655

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(e)(f)(g)	305,226	305,409
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	5,900,000	$5,900,000
		6,205,409

Total Short-Term Investments — 0.2%
(Cost: $6,205,378)		6,205,409

Total Investments in Securities — 99.8%
(Cost: $3,174,185,616)		3,085,534,082

Other Assets, Less Liabilities — 0.2%		4,892,524

Net Assets — 100.0%		$3,090,426,606

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,798,588	$—		$(1,493,138	)(a)	$(72)	$31	$305,409	305,226	$10,730	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	540,000	5,360,000	(a)	—		—	—	5,900,000	5,900,000	61		—
BlackRock Inc.	6,674,808	44,294,440		(4,449,495)		1,733,853	(207,253)	48,046,353	54,912	197,980		—
						$1,733,781	$(207,222)	$54,251,762		$208,771		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	35	09/17/21	$1,683	$(20,983)

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	18	09/17/21	$1,738	$(19,989)
S&P Select Sector Financial E-Mini Index	65	09/17/21	7,334	(50,494)
				$(91,466)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,883,626,315	$1,170,873,696	$7	$3,054,500,018
Preferred Stocks	24,828,655	—	—	24,828,655
Money Market Funds	6,205,409	—	—	6,205,409
	$1,914,660,379	$1,170,873,696	$7	$3,085,534,082
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(91,466)	$—	$—	$(91,466)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

4